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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 12/31/04
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            February 8, 2005
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    35
                                              ---------------
Form 13F Information Table Value Total:       $254,102,505.72
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F
            Name of Reporting Manager: Timeless Investment Management
                              & Research, LLC, 4Q04

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                                                                           Investment Discretion           Voting Authority (Shares)
                                                                           ---------------------      Man- -------------------------
                                                                                   (b)                agers
                          Title                  Fair            Shares of         Shared- As (c)     See
                          of                     Market          Principal (a)     Defined in Shared- Instr. (a)     (b)    (c)
Name of Issuer            Class        CUSIP     Value           Amount    Sole    Instr. V   Other   V      Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
Common:
Advo Inc                  Common Stock 007585102 $  8,805,550.00 247,000   247,000                            28,500        218,500
Bearing Point             Common Stock 074002106 $  6,210,402.00 773,400   773,400                            89,000        684,400
BJs Whsl Club             Common Stock 05548J106 $  5,196,792.00 178,400   178,400                            20,500        157,900
Bob Evans Farms           Common Stock 096761101 $  8,626,200.00 330,000   330,000                            38,100        291,900
BOK Finl Corp             Common Stock 05561Q201 $  6,230,162.72 127,772   127,772                            14,787        112,985
Callaway Golf Co          Common Stock 131193104 $ 11,967,750.00 886,500   886,500                           102,300        784,200
Catalina Marketing Corp   Common Stock 148867104 $  4,980,803.00 168,100   168,100                            19,400        148,700
COHU Inc                  Common Stock 192576106 $  8,591,424.00 462,900   462,900                            53,300        409,600
Darden Restaurants        Common Stock 237194105 $  6,912,808.00 249,200   249,200                            28,600        220,600
Dentsply International    Common Stock 249030107 $  6,923,840.00 123,200   123,200                            14,300        108,900
Devry Inc                 Common Stock 251893103 $  8,680,000.00 500,000   500,000                            57,600        442,400
Entegris                  Common Stock 29362U104 $  8,139,100.00 818,000   818,000                            94,300        723,700
Heartland Express Inc     Common Stock 422347104 $  7,799,337.00 347,100   347,100                            39,900        307,200
HNI Corp                  Common Stock 404251100 $  5,884,935.00 136,700   136,700                            15,700        121,000
IDEX Corp                 Common Stock 45167R104 $  6,486,075.00 160,150   160,150                            18,300        141,850
Insight Enterprises       Common Stock 45765U103 $  6,763,392.00 329,600   329,600                            37,900        291,700
Invacare Corp             Common Stock 461203101 $  6,439,392.00 139,200   139,200                            16,100        123,100
Kaydon Corp               Common Stock 486587108 $  7,799,324.00 236,200   236,200                            27,100        209,100
Keane Inc Com             Common Stock 486665102 $  6,541,500.00 445,000   445,000                            51,200        393,800
Krispy Kreme Doughnuts    Common Stock 501014104 $ 10,836,000.00 860,000   860,000                            99,300        760,700
Leapfrog Enterprises      Common Stock 52186N106 $  8,621,040.00 633,900   633,900                            73,000        560,900
Littelfuse                Common Stock 537008104 $  5,841,360.00 171,000   171,000                            19,700        151,300
National Instruments Corp Common Stock 636518102 $  6,485,500.00 238,000   238,000                            27,500        210,500
Nordson                   Common Stock 655663102 $  5,421,471.00 135,300   135,300                            15,500        119,800
Oshkosh B'Gosh            Common Stock 688222207 $  8,512,920.00 397,800   397,800                            45,700        352,100
Perrigo Co                Common Stock 714290103 $  5,951,242.00 344,600   344,600                            39,500        305,100
Plexus Corp               Common Stock 729132100 $  7,206,239.00 553,900   553,900                            63,800        490,100
Reebok International      Common Stock 758110100 $  8,087,200.00 183,800   183,800                            21,300        162,500
Renaissance Learning      Common Stock 75968L105 $  6,648,192.00 358,200   358,200                            41,300        316,900
Roper Inds                Common Stock 776696106 $  5,353,837.00  88,100    88,100                            10,100         78,000
Superior Inds             Common Stock 868168105 $  3,439,520.00 118,400   118,400                            13,800        104,600
Tetra Tech                Common Stock 88162G103 $  9,615,456.00 574,400   574,400                            66,100        508,300
Valassis Communications   Common Stock 918866104 $  7,579,665.00 216,500   216,500                            24,900        191,600
Werner Enterprises        Common Stock 950755108 $  8,795,074.00 388,475   388,475                            44,700        343,775
X-Rite                    Common Stock 983857103 $  6,729,003.00 420,300   420,300                            48,300        372,000
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                          Subtotal
                           Common                $254,102,505.72
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Preferred:
                          Subtotal
                           Preferred             $            --
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                          Grand Total            $254,102,505.72
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